Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials and supplies	€ 347.5	€ 409.7
Unfinished goods	4.0	21.0
Finished goods	6.2	8.9
Total	€ 357.7	€ 439.6